Income Taxes (Details of Change in Unrecognized Tax Benefits) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning, January 1	$ 33	$ 28
Increases due to tax positions related to current year	5	5
Increases due to tax positions related to a prior year	1	2
Decreases due to tax positions related to a prior year	(2)	(2)
Balance, December 31	$ 37	$ 33